Annual Operating Expenses - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund - Fidelity Emerging Asia Fund	Dec. 30, 2022
Operating Expenses:
Management fee	0.91%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	1.18%

[1]	A The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI AC (All Country) Asia ex Japan Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.